FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Jun. 30, 2021 AFN (؋)	Dec. 31, 2020 $ / shares AFN (؋) Y	Jul. 31, 2020 $ / shares Y
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	0.87	0.36
Risk-free interest rate | Public Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement			0.32
Risk-free interest rate | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		0.36
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement | ؋	5.25	5.49
Expected term (years) | Public Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement | Y			5.92
Expected term (years) | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement | Y		5.49
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	30.0	22.7
Expected volatility | Public Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement			21.5
Expected volatility | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		22.7
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	11.50	11.50
Exercise price | Public Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement			11.50
Exercise price | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	9.95	10.22
Measurement Input, Appraised Value [Member] | Public Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement			10.00
Measurement Input, Appraised Value [Member] | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		10.22